AST QMA US EQUITY ALPHA PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 126.8%
Common Stocks
Aerospace & Defense — 3.7%
Arconic, Inc.(u)	157,100	$ 4,084,600
Huntington Ingalls Industries, Inc.	8,300	1,757,857
Lockheed Martin Corp.(u)	15,200	5,928,912
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	46,800	3,848,832
United Technologies Corp.(u)	44,700	6,102,444
		21,722,645
Air Freight & Logistics — 0.5%
Hub Group, Inc. (Class A Stock)*	61,400	2,855,100
Automobiles — 0.6%
Ford Motor Co.(u)	414,200	3,794,072
Banks — 5.2%
Bank of America Corp.(u)	325,946	9,507,845
CIT Group, Inc.(u)	68,700	3,112,797
Citigroup, Inc.(u)	112,640	7,781,171
Hancock Whitney Corp.	6,000	229,770
JPMorgan Chase & Co.(u)	42,276	4,975,462
OFG Bancorp (Puerto Rico)	29,900	654,810
Popular, Inc. (Puerto Rico)	55,700	3,012,256
Simmons First National Corp. (Class A Stock)	36,400	906,360
Western Alliance Bancorp	13,800	635,904
		30,816,375
Beverages — 0.9%
Coca-Cola Co. (The)	40,900	2,226,596
Keurig Dr. Pepper, Inc.(u)	124,000	3,387,680
		5,614,276
Biotechnology — 6.0%
AbbVie, Inc.(u)	58,400	4,422,048
Alexion Pharmaceuticals, Inc.*(u)	32,300	3,163,462
Amgen, Inc.(u)	29,900	5,785,949
Biogen, Inc.*(u)	18,800	4,377,016
Gilead Sciences, Inc.(u)	82,000	5,197,160
Incyte Corp.*(u)	54,400	4,038,112
Neurocrine Biosciences, Inc.*	8,300	747,913
Regeneron Pharmaceuticals, Inc.*(u)	11,500	3,190,100
Vertex Pharmaceuticals, Inc.*(u)	25,800	4,371,036
		35,292,796
Building Products — 1.5%
American Woodmark Corp.*	12,300	1,093,593
Builders FirstSource, Inc.*	20,500	421,788
Cornerstone Building Brands, Inc.*	1,200	7,260
Johnson Controls International PLC(u)	95,800	4,204,662
PGT Innovations, Inc.*	300	5,181
Resideo Technologies, Inc.*	64,183	921,026
Universal Forest Products, Inc.	57,600	2,297,088
		8,950,598
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	30,500	2,542,175
Ameriprise Financial, Inc.(u)	26,400	3,883,440
Brightsphere Investment Group, Inc.	39,300	389,463
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Donnelley Financial Solutions, Inc.*	20,212	$ 249,012
Goldman Sachs Group, Inc. (The)(u)	23,300	4,828,459
LPL Financial Holdings, Inc.(u)	39,800	3,259,620
Morgan Stanley(u)	107,300	4,578,491
		19,730,660
Chemicals — 3.0%
CF Industries Holdings, Inc.	61,300	3,015,960
Corteva, Inc.	31,400	879,200
DuPont de Nemours, Inc.(u)	63,700	4,542,447
Element Solutions, Inc.*	49,700	505,946
Huntsman Corp.(u)	140,200	3,261,052
Koppers Holdings, Inc.*	29,400	858,774
Kronos Worldwide, Inc.	29,100	359,967
LyondellBasell Industries NV (Class A Stock)	500	44,735
PolyOne Corp.	46,300	1,511,695
Trinseo SA	69,900	3,002,205
		17,981,981
Commercial Services & Supplies — 0.6%
ACCO Brands Corp.	45,200	446,124
Deluxe Corp.	5,400	265,464
Herman Miller, Inc.	200	9,218
Knoll, Inc.	48,100	1,219,335
SP Plus Corp.*	8,200	303,400
Steelcase, Inc. (Class A Stock)	14,500	266,800
UniFirst Corp.	6,300	1,229,256
		3,739,597
Communications Equipment — 1.3%
Cisco Systems, Inc.(u)	141,900	7,011,279
Extreme Networks, Inc.*	97,400	708,585
		7,719,864
Construction & Engineering — 0.4%
EMCOR Group, Inc.	28,300	2,437,196
Fluor Corp.	500	9,565
		2,446,761
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	7,600	2,083,160
Vulcan Materials Co.(u)	22,000	3,327,280
		5,410,440
Consumer Finance — 1.2%
Capital One Financial Corp.	32,400	2,947,752
Navient Corp.	138,700	1,775,360
OneMain Holdings, Inc.	62,100	2,277,828
		7,000,940
Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	15,600	591,084
Sealed Air Corp.	11,400	473,214
		1,064,298
A1

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Distributors — 0.7%
Core-Mark Holding Co., Inc.	27,600	$ 886,374
Genuine Parts Co.	6,800	677,212
LKQ Corp.*	85,300	2,682,685
		4,246,271
Diversified Consumer Services — 0.7%
frontdoor, Inc.*(u)	80,400	3,905,028
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	17,500	3,640,350
FGL Holdings	128,800	1,027,824
Jefferies Financial Group, Inc.(u)	172,100	3,166,640
		7,834,814
Diversified Telecommunication Services — 2.7%
AT&T, Inc.(u)	166,300	6,292,792
Verizon Communications, Inc.(u)	160,200	9,669,672
		15,962,464
Electric Utilities — 1.2%
Exelon Corp.(u)	102,900	4,971,099
FirstEnergy Corp.	17,400	839,202
Portland General Electric Co.	9,400	529,878
Southern Co. (The)	14,500	895,665
		7,235,844
Electrical Equipment — 0.8%
Acuity Brands, Inc.	2,500	336,975
Atkore International Group, Inc.*	35,300	1,071,355
Hubbell, Inc.(u)	26,400	3,468,960
		4,877,290
Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc.*	10,900	753,408
CDW Corp.(u)	39,500	4,867,980
Itron, Inc.*(u)	43,200	3,195,072
Jabil, Inc.	34,400	1,230,488
SYNNEX Corp.	13,500	1,524,150
		11,571,098
Energy Equipment & Services — 0.2%
Archrock, Inc.	21,300	212,361
DMC Global, Inc.	9,100	400,218
Matrix Service Co.*	27,500	471,350
		1,083,929
Entertainment — 1.0%
Cinemark Holdings, Inc.	11,000	425,040
Electronic Arts, Inc.*	31,200	3,051,984
Glu Mobile, Inc.*	50,100	249,999
Viacom, Inc. (Class B Stock)	97,900	2,352,537
		6,079,560
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Tower Corp.(u)	26,400	5,837,832
Apple Hospitality REIT, Inc.	87,300	1,447,434
Braemar Hotels & Resorts, Inc.	200	1,878
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Property Group, Inc.	54,200	$ 1,099,718
City Office REIT, Inc.	28,300	407,237
Columbia Property Trust, Inc.	21,200	448,380
CoreCivic, Inc.	124,500	2,151,360
Crown Castle International Corp.	16,800	2,335,368
DiamondRock Hospitality Co.	112,300	1,151,075
Franklin Street Properties Corp.	47,400	401,004
GEO Group, Inc. (The)	140,450	2,435,403
Host Hotels & Resorts, Inc.	33,300	575,757
Kite Realty Group Trust	43,300	699,295
Park Hotels & Resorts, Inc.	59,379	1,482,694
Retail Properties of America, Inc. (Class A Stock)	34,200	421,344
Ryman Hospitality Properties, Inc.	28,000	2,290,680
SBA Communications Corp.	2,300	554,645
Spirit MTA REIT	460	3,882
Xenia Hotels & Resorts, Inc.	400	8,448
		23,753,434
Food & Staples Retailing — 0.7%
Kroger Co. (The)	14,700	378,966
Walgreens Boots Alliance, Inc.(u)	71,100	3,932,541
		4,311,507
Food Products — 2.5%
Archer-Daniels-Midland Co.(u)	87,600	3,597,732
Bunge Ltd.(u)	55,800	3,159,396
Pilgrim’s Pride Corp.*(u)	115,000	3,685,175
Tyson Foods, Inc. (Class A Stock)(u)	53,200	4,582,648
		15,024,951
Gas Utilities — 0.7%
UGI Corp.(u)	79,600	4,001,492
Health Care Equipment & Supplies — 5.2%
Abbott Laboratories	9,100	761,397
Baxter International, Inc.	29,500	2,580,365
Cooper Cos., Inc. (The)	1,600	475,200
Danaher Corp.	4,900	707,707
DENTSPLY SIRONA, Inc.	54,900	2,926,719
Edwards Lifesciences Corp.*(u)	17,900	3,936,389
Hill-Rom Holdings, Inc.	13,200	1,389,036
Hologic, Inc.*	16,900	853,281
IDEXX Laboratories, Inc.*	9,700	2,637,721
Integer Holdings Corp.*	10,300	778,268
Masimo Corp.*(u)	29,000	4,314,910
Medtronic PLC(u)	53,200	5,778,584
STERIS PLC	2,300	332,327
West Pharmaceutical Services, Inc.	5,700	808,374
Zimmer Biomet Holdings, Inc.	17,300	2,374,771
		30,655,049
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	9,300	765,669
Anthem, Inc.(u)	16,900	4,057,690
Centene Corp.*(u)	74,700	3,231,522
Cigna Corp.	6,600	1,001,814
CVS Health Corp.(u)	73,400	4,629,338

A2

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	19,800	$ 2,384,316
Molina Healthcare, Inc.*	4,300	471,796
UnitedHealth Group, Inc.(u)	36,800	7,997,376
		24,539,521
Health Care Technology — 0.8%
Cerner Corp.	19,200	1,308,864
Simulations Plus, Inc.	7,100	246,370
Veeva Systems, Inc. (Class A Stock)*(u)	21,700	3,313,373
		4,868,607
Hotels, Restaurants & Leisure — 3.0%
Brinker International, Inc.	56,300	2,402,321
Chipotle Mexican Grill, Inc.*	3,100	2,605,457
Extended Stay America, Inc., UTS	73,500	1,076,040
Hilton Worldwide Holdings, Inc.	29,200	2,718,812
Penn National Gaming, Inc.*	123,000	2,290,875
Royal Caribbean Cruises Ltd.	5,100	552,483
Starbucks Corp.(u)	67,200	5,941,824
		17,587,812
Household Durables — 1.3%
M/I Homes, Inc.*	48,200	1,814,730
Meritage Homes Corp.*	6,300	443,205
Toll Brothers, Inc.	73,500	3,017,175
Whirlpool Corp.	16,200	2,565,432
		7,840,542
Household Products — 1.6%
Procter & Gamble Co. (The)(u)	52,400	6,517,512
Spectrum Brands Holdings, Inc.(u)	57,002	3,005,145
		9,522,657
Independent Power & Renewable Electricity Producers — 1.3%
NRG Energy, Inc.(u)	106,700	4,225,320
Vistra Energy Corp.(u)	120,600	3,223,638
		7,448,958
Industrial Conglomerates — 0.9%
General Electric Co.(u)	576,200	5,151,228
Insurance — 2.8%
Allstate Corp. (The)(u)	31,900	3,466,892
American Equity Investment Life Holding Co.	85,600	2,071,520
American Financial Group, Inc.	4,700	506,895
American International Group, Inc.(u)	81,300	4,528,410
CNA Financial Corp.	16,700	822,475
Genworth Financial, Inc. (Class A Stock)*	70,300	309,320
MetLife, Inc.(u)	98,500	4,645,260
		16,350,772
Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*(u)	8,400	10,257,576
Alphabet, Inc. (Class C Stock)*(u)	6,337	7,724,803
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*(u)	72,500	$ 12,910,800
		30,893,179
Internet & Direct Marketing Retail — 3.7%
1-800-Flowers.com, Inc. (Class A Stock)*	64,300	951,319
Amazon.com, Inc.*(u)	5,400	9,373,914
Booking Holdings, Inc.*	1,300	2,551,393
eBay, Inc.(u)	109,400	4,264,412
Expedia Group, Inc.	20,200	2,715,082
Groupon, Inc.*	85,600	227,696
Qurate Retail, Inc. (Class A Stock)*	168,300	1,736,014
		21,819,830
IT Services — 6.9%
Accenture PLC (Class A Stock)(u)	35,200	6,770,720
Booz Allen Hamilton Holding Corp.	30,600	2,173,212
CACI International, Inc. (Class A Stock)*(u)	15,300	3,538,278
Cognizant Technology Solutions Corp. (Class A Stock)(u)	57,000	3,435,105
DXC Technology Co.	900	26,550
FleetCor Technologies, Inc.*(u)	15,300	4,387,734
KBR, Inc.	10,000	245,400
Leidos Holdings, Inc.	25,400	2,181,352
Mastercard, Inc. (Class A Stock)(u)	15,700	4,263,649
Perspecta, Inc.	111,000	2,899,320
Virtusa Corp.*	22,100	796,042
Visa, Inc. (Class A Stock)(u)	59,700	10,268,997
		40,986,359
Life Sciences Tools & Services — 1.4%
Bruker Corp.	300	13,179
Charles River Laboratories International, Inc.*	7,800	1,032,486
IQVIA Holdings, Inc.*(u)	27,100	4,048,198
Thermo Fisher Scientific, Inc.(u)	11,600	3,378,732
		8,472,595
Machinery — 2.2%
Allison Transmission Holdings, Inc.	42,900	2,018,445
Gates Industrial Corp. PLC*	138,700	1,396,709
Meritor, Inc.*	29,800	551,300
Navistar International Corp.*	500	14,055
Oshkosh Corp.(u)	43,800	3,320,040
PACCAR, Inc.	10,100	707,101
Terex Corp.	36,300	942,711
Timken Co. (The)	69,900	3,041,349
Wabash National Corp.	84,700	1,228,997
		13,220,707
Media — 1.3%
CBS Corp. (Class B Stock)	31,300	1,263,581
Comcast Corp. (Class A Stock)(u)	77,500	3,493,700
Discovery, Inc. (Class C Stock)*(u)	125,200	3,082,424
		7,839,705

A3

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining — 0.4%
Ryerson Holding Corp.*	19,700	$ 168,041
Steel Dynamics, Inc.	83,000	2,473,400
		2,641,441
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Colony Credit Real Estate, Inc.	54,100	782,286
Ladder Capital Corp.	52,559	907,694
Western Asset Mortgage Capital Corp.	58,800	567,420
		2,257,400
Multiline Retail — 0.6%
Big Lots, Inc.	66,100	1,619,450
Macy’s, Inc.	111,600	1,734,264
		3,353,714
Multi-Utilities — 0.5%
MDU Resources Group, Inc.	90,600	2,554,014
Sempra Energy	4,100	605,201
		3,159,215
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.(u)	28,700	3,403,820
ConocoPhillips	18,600	1,059,828
Continental Resources, Inc.*	200	6,158
DHT Holdings, Inc.	83,900	515,985
Dorian LPG Ltd.*	43,200	447,552
Exxon Mobil Corp.(u)	4,200	296,562
Kinder Morgan, Inc.(u)	240,200	4,950,522
PBF Energy, Inc. (Class A Stock)	20,300	551,957
Phillips 66(u)	30,100	3,082,240
Scorpio Tankers, Inc. (Monaco)	104,300	3,103,968
World Fuel Services Corp.	55,200	2,204,688
		19,623,280
Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	405,600	1,784,640
Nu Skin Enterprises, Inc. (Class A Stock)	14,000	595,420
		2,380,060
Pharmaceuticals — 3.3%
Allergan PLC	5,300	891,937
Amneal Pharmaceuticals, Inc.*	140,200	406,580
Horizon Therapeutics PLC*(u)	124,200	3,381,966
Jazz Pharmaceuticals PLC*	3,500	448,490
Johnson & Johnson(u)	42,500	5,498,650
Merck & Co., Inc.(u)	56,800	4,781,424
Mylan NV*	12,100	239,338
Zoetis, Inc.(u)	29,600	3,687,864
		19,336,249
Professional Services — 1.3%
Barrett Business Services, Inc.	8,300	737,206
CoStar Group, Inc.*(u)	6,400	3,796,480
Kforce, Inc.	9,700	366,999
Korn Ferry	48,200	1,862,448
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TriNet Group, Inc.*	11,300	$ 702,747
		7,465,880
Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	19,700	1,044,297
Jones Lang LaSalle, Inc.	8,300	1,154,198
Newmark Group, Inc. (Class A Stock)	168,192	1,523,820
		3,722,315
Road & Rail — 0.2%
Norfolk Southern Corp.	7,900	1,419,314
Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Inc.(u)	14,400	3,975,408
Diodes, Inc.*	47,700	1,915,155
Intel Corp.(u)	178,880	9,217,686
Lam Research Corp.	8,300	1,918,213
NeoPhotonics Corp.*	125,200	762,468
QUALCOMM, Inc.	300	22,884
Rambus, Inc.*	25,300	332,063
SMART Global Holdings, Inc.*	300	7,644
Universal Display Corp.(u)	18,600	3,122,940
		21,274,461
Software — 11.9%
Adobe, Inc.*(u)	24,900	6,878,625
Cision Ltd.*	100,900	775,921
Fortinet, Inc.*(u)	55,000	4,221,800
Intuit, Inc.(u)	20,200	5,371,988
j2 Global, Inc.	6,900	626,658
LogMeIn, Inc.(u)	44,200	3,136,432
Manhattan Associates, Inc.*	21,100	1,702,137
Microsoft Corp.(u)	187,900	26,123,738
Nuance Communications, Inc.*(u)	202,500	3,302,775
Oracle Corp.(u)	101,200	5,569,036
Paycom Software, Inc.*	11,400	2,388,186
Progress Software Corp.	49,100	1,868,746
SPS Commerce, Inc.*	14,000	658,980
SS&C Technologies Holdings, Inc.	44,400	2,289,708
Symantec Corp.	80,800	1,909,304
Synopsys, Inc.*(u)	25,600	3,513,600
TiVo Corp.	64,800	493,452
		70,831,086
Specialty Retail — 2.0%
Asbury Automotive Group, Inc.*	18,900	1,934,037
AutoNation, Inc.*	16,000	811,200
Best Buy Co., Inc.	14,400	993,456
Conn’s, Inc.*	17,400	432,564
Lowe’s Cos., Inc.(u)	41,700	4,585,332
Michaels Cos., Inc. (The)*	102,900	1,007,391
Sonic Automotive, Inc. (Class A Stock)	58,400	1,834,344
		11,598,324
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.(u)	110,300	24,703,891
Dell Technologies, Inc. (Class C Stock)*	26,865	1,393,219

A4

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Diebold Nixdorf, Inc.*	107,700	$ 1,206,240
HP, Inc.(u)	191,100	3,615,612
Xerox Holdings Corp.	46,200	1,381,842
		32,300,804
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.*	74,200	2,460,472
Thrifts & Mortgage Finance — 0.1%
Federal Agricultural Mortgage Corp. (Class C Stock)	3,600	293,976
Tobacco — 1.2%
Altria Group, Inc.(u)	112,700	4,609,430
Philip Morris International, Inc.	31,800	2,414,574
		7,024,004
Trading Companies & Distributors — 1.7%
BMC Stock Holdings, Inc.*	106,000	2,775,080
GMS, Inc.*	103,600	2,975,392
Herc Holdings, Inc.*	40,400	1,879,004
WESCO International, Inc.*	45,000	2,149,650
		9,779,126
Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	6,600	209,682

Total Long-Term Investments (cost $652,006,433)		752,356,409
Short-Term Investments — 0.9%
Affiliated Mutual Fund — 0.8%
PGIM Core Ultra Short Bond Fund (cost $4,704,537)(w)	4,704,537	4,704,537

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
1.914%	12/19/19	600	597,728
(cost $597,492)

Total Short-Term Investments (cost $5,302,029)			5,302,265

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—127.7% (cost $657,308,462)			757,658,674

	Shares
Securities Sold Short — (27.8)%
Common Stocks
Aerospace & Defense — (0.4)%
AeroVironment, Inc. *	19,900	(1,065,844)
Axon Enterprise, Inc. *	24,000	(1,362,720)
		(2,428,564)
	Shares	Value
Common Stocks (continued)
Auto Components — (0.6)%
Dorman Products, Inc. *	14,000	$ (1,113,560)
Visteon Corp. *	29,400	(2,426,676)
		(3,540,236)
Banks — (0.8)%
Bank of Hawaii Corp.	7,800	(670,254)
Columbia Banking System, Inc.	12,400	(457,560)
Commerce Bancshares, Inc.	9,500	(576,175)
Cullen/Frost Bankers, Inc.	31,500	(2,789,325)
		(4,493,314)
Biotechnology — (2.8)%
Agios Pharmaceuticals, Inc. *	23,400	(758,160)
Alnylam Pharmaceuticals, Inc. *	37,500	(3,015,750)
Amicus Therapeutics, Inc. *	1,400	(11,228)
Atara Biotherapeutics, Inc. *	48,400	(683,408)
BioCryst Pharmaceuticals, Inc. *	104,000	(297,960)
BioMarin Pharmaceutical, Inc. *	20,400	(1,374,960)
Blueprint Medicines Corp. *	9,900	(727,353)
Epizyme, Inc. *	71,900	(741,648)
Fate Therapeutics, Inc. *	66,300	(1,029,639)
Heron Therapeutics, Inc. *	70,700	(1,307,950)
Insmed, Inc. *	38,300	(675,612)
Myriad Genetics, Inc. *	6,600	(188,958)
Portola Pharmaceuticals, Inc. *	67,300	(1,804,986)
Progenics Pharmaceuticals, Inc. *	91,000	(460,005)
Sarepta Therapeutics, Inc. *	48,400	(3,645,488)
Vericel Corp. *	500	(7,570)
		(16,730,675)
Building Products — (0.7)%
Lennox International, Inc.	16,800	(4,081,896)
Capital Markets — (0.3)%
Ares Management Corp. (Class A Stock)	15,900	(426,279)
Hamilton Lane, Inc. (Class A Stock)	26,100	(1,486,656)
		(1,912,935)
Chemicals — (1.7)%
Albemarle Corp.	35,800	(2,488,816)
International Flavors & Fragrances, Inc.	48,800	(5,987,272)
Quaker Chemical Corp.	2,800	(442,792)
Sensient Technologies Corp.	20,200	(1,386,730)
		(10,305,610)
Commercial Services & Supplies — (0.4)%
Rollins, Inc.	45,800	(1,560,406)
Stericycle, Inc. *	14,800	(753,764)
		(2,314,170)
Communications Equipment — (0.2)%
Lumentum Holdings, Inc.*	23,300	(1,247,948)
Construction & Engineering — (0.1)%
Argan, Inc.	9,100	(357,539)
WillScot Corp. *	20,300	(316,274)
		(673,813)

A5

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — (0.9)%
Badger Meter, Inc.	18,000	$ (966,600)
Cognex Corp.	6,500	(319,345)
FARO Technologies, Inc. *	17,000	(821,950)
FLIR Systems, Inc.	47,300	(2,487,507)
Napco Security Technologies, Inc. *	16,200	(413,424)
nLight, Inc. *	37,400	(585,684)
		(5,594,510)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
Americold Realty Trust	163,800	(6,072,066)
Food Products — (0.6)%
Cal-Maine Foods, Inc.	39,300	(1,570,231)
Freshpet, Inc. *	32,100	(1,597,617)
Hain Celestial Group, Inc. (The) *	12,300	(264,143)
		(3,431,991)
Health Care Equipment & Supplies — (1.8)%
Cantel Medical Corp.	20,400	(1,525,920)
Heska Corp. *	6,900	(489,003)
iRhythm Technologies, Inc. *	24,600	(1,823,106)
Nevro Corp. *	30,200	(2,596,294)
Penumbra, Inc. *	27,200	(3,658,128)
Sientra, Inc. *	49,200	(318,816)
ViewRay, Inc. *	98,000	(284,200)
		(10,695,467)
Health Care Providers & Services — (1.1)%
Addus HomeCare Corp. *	6,300	(499,464)
Guardant Health, Inc. *	68,800	(4,391,504)
PetIQ, Inc. *	23,600	(643,336)
Tivity Health, Inc. *	48,400	(804,892)
		(6,339,196)
Health Care Technology — (0.4)%
Inspire Medical Systems, Inc. *	18,000	(1,098,360)
Tabula Rasa HealthCare, Inc. *	13,000	(714,220)
Vocera Communications, Inc. *	22,800	(562,020)
		(2,374,600)
Hotels, Restaurants & Leisure — (0.2)%
PlayAGS, Inc. *	31,000	(318,680)
Shake Shack, Inc. (Class A Stock)*	6,500	(637,260)
		(955,940)
Household Durables — (1.3)%
Leggett & Platt, Inc.	48,900	(2,001,966)
Lovesac Co. (The) *	10,700	(199,769)
Roku, Inc. *	51,800	(5,271,168)
		(7,472,903)
Independent Power & Renewable Electricity Producers — (0.4)%
Clearway Energy, Inc. (Class A Stock)	10,200	(176,868)
Clearway Energy, Inc. (Class C Stock)	42,200	(770,150)
Pattern Energy Group, Inc. (Class A Stock)	46,200	(1,244,166)
		(2,191,184)
	Shares	Value
Common Stocks (continued)
Insurance — (0.2)%
eHealth, Inc.*	21,600	$ (1,442,664)
Interactive Media & Services — (0.2)%
Cargurus, Inc.*	31,900	(987,305)
Internet & Direct Marketing Retail — (0.3)%
GrubHub, Inc.*	37,500	(2,107,875)
IT Services — (2.1)%
Jack Henry & Associates, Inc.	4,000	(583,880)
MongoDB, Inc. *	25,200	(3,036,096)
Okta, Inc. *	41,900	(4,125,474)
Square, Inc. (Class A Stock)*	71,600	(4,435,620)
USA Technologies, Inc. *	55,000	(403,150)
		(12,584,220)
Life Sciences Tools & Services — (0.3)%
Codexis, Inc. *	57,400	(787,241)
Luminex Corp.	40,600	(838,390)
Quanterix Corp. *	6,900	(151,524)
		(1,777,155)
Machinery — (1.3)%
Deere & Co.	24,000	(4,048,320)
Helios Technologies, Inc.	6,700	(271,819)
Lindsay Corp.	10,000	(928,500)
RBC Bearings, Inc. *	3,200	(530,912)
Wabtec Corp.	13,000	(934,180)
Xylem, Inc.	12,200	(971,364)
		(7,685,095)
Media — (0.3)%
Cardlytics, Inc. *	22,400	(750,848)
New York Times Co. (The) (Class A Stock)	40,900	(1,164,832)
		(1,915,680)
Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc. *	200	(3,844)
Nektar Therapeutics *	19,300	(351,550)
		(355,394)
Professional Services — (0.7)%
Equifax, Inc.	18,800	(2,644,596)
Upwork, Inc. *	94,100	(1,252,001)
		(3,896,597)
Semiconductors & Semiconductor Equipment — (0.4)%
Advanced Micro Devices, Inc.*	87,500	(2,536,625)
Software — (4.0)%
2U, Inc. *	28,000	(455,840)
8x8, Inc. *	95,300	(1,974,616)
Alteryx, Inc. (Class A Stock)*	11,900	(1,278,417)
Anaplan, Inc. *	46,900	(2,204,300)
Appfolio, Inc. (Class A Stock)*	6,100	(580,354)
Coupa Software, Inc. *	58,200	(7,540,974)
DocuSign, Inc. *	16,400	(1,015,488)
Everbridge, Inc. *	300	(18,513)
Instructure, Inc. *	36,500	(1,414,010)

A6

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Q2 Holdings, Inc. *	29,000	$ (2,287,230)
SailPoint Technologies Holding, Inc. *	45,100	(842,919)
Smartsheet, Inc. (Class A Stock)*	44,800	(1,614,144)
Varonis Systems, Inc. *	26,500	(1,584,170)
Zendesk, Inc. *	12,300	(896,424)
		(23,707,399)
Specialty Retail — (0.4)%
Advance Auto Parts, Inc.	7,900	(1,306,660)
At Home Group, Inc. *	52,200	(502,164)
Tiffany & Co.	8,300	(768,829)
		(2,577,653)
Technology Hardware, Storage & Peripherals — (0.7)%
Pure Storage, Inc. (Class A Stock)*	245,400	(4,157,076)
Thrifts & Mortgage Finance — (0.4)%
LendingTree, Inc.*	7,700	(2,390,311)
Trading Companies & Distributors — (0.6)%
Air Lease Corp.	12,800	(535,296)
SiteOne Landscape Supply, Inc. *	40,900	(3,027,418)
		(3,562,714)
Wireless Telecommunication Services — (0.1)%
Boingo Wireless, Inc.*	39,500	(438,450)

Total Securities Sold Short (proceeds received $168,765,502)		(164,979,231)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—99.9% (cost $488,542,960)		592,679,443

Other assets in excess of liabilities(z) — 0.1%		558,920

Net Assets — 100.0%		$ 593,238,363

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
34	S&P 500 E-Mini Index	Dec. 2019	$5,063,450	$(51,560)
3	S&P Mid Cap 400 E-Mini Index	Dec. 2019	581,400	(8,315)
				$(59,875)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7